Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

Note 14. Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets are reduced, if deemed necessary, by a valuation allowance for the amount of tax benefits which are not expected to be realized.

IMPACT Biomedical, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

The components of income tax benefit for the years ended December 31, 2022, and 2021 are as follows:

Income Tax Expense (Benefit)	Year Ended December 31, 2022	Year Ended December 31, 2021
Current tax payable
Federal	$-	$-
State	-	-
Total current tax payable	-	-
Deferred tax
Federal	(1,619,000)	(456,000)
State	(165,000)	(1,068,000)
Total deferred tax	$(1,784,000)	$(1,524,000)
Less increase in valuation allowance	1,163,000	129,000
Total income tax benefit	$(621,000)	$(1,395,000)

Individual components of deferred tax assets and liabilities are approximately as follows:

Deferred Tax Assets & Liabilities:
Deferred Tax assets:
Impairment of investment	$929,000	$-
Research & development cost	250,000	-
Net Operating loss	1,611,000	1,258,000
Gross deferred tax assets	2,790,000	1,258,000

Deferred tax liability:
Intangible assets	(4,414,000)	(4,667,000)
Gross deferred tax liability	(4,414,000)	(4,667,000)

Less valuation allowance	(1,611,000)	(447,000)
Net deferred tax liability	$(3,235,000)	$(3,856,000)

	2022	2021
Statutory United States federal rate	21.0%	21.0%
State income taxes net of federal benefit	1.7%	26.0%
Change in valuation allowance	(14.8)%	(4.0)%

Effective rate	7.9%	43%

As of December 31, 2022, and 2021, the Company has net operating loss carry forwards of approximately $7,109,000 and $5,551,000 respectively. The Company does not have other temporary differences associated with the amortization of intangible assets. As of December 31, 2022, and 2021, the total deferred tax assets carry-forward were $2,790,000 and $1,258,000, respectively. The deferred tax assets could be carried forward indefinitely. The full utilization of the deferred tax assets in the future is dependent upon the Company’s ability to generate taxable income. Considering the development stage of the Company, management believed that it was probable that the Company would not use tax assets in the near future. Accordingly, a valuation allowance of an equal amount has been established. During the years ended December 31, 2022 and December 31, 2021, the valuation allowance increased by $1,163,000 and decreased by $129,000, respectively.

The Company recognizes interest accrued and penalties related to unrecognized tax benefits in tax expense. During the years ended December 31, 2022 and 2021 the Company recognized no interest and penalties.